Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation [abstract]
Summary of changes in deferred tax
Changes in deferred tax
2021
Net liability (-)
Net asset (+)
opening
balance
Change
through
equity
Change
through
net result
Exchange
rate
differences
Changes
in the composi-
tion of the
group and
other changes
Net liability (-)
Net asset (+)
ending balance
Financial assets at FVOCI -108 29 -1 1 7 -72
Investment properties 2 -3 -1
Financial assets and liabilities at FVPL 1,202 -469 20 -7 746
Depreciation -10 5 -2 -7
Cash flow hedges -360 233 1 -126
Pension and post-employment benefits 36 -54 -23 -8 -49
Other provisions -5 28 -4 -0 19
Loans and advances 517 -2 -83 -1 -0 430
Unused tax losses carried forward 63 129 7 199
Other -83 -83 18 1 -0 -147
1,253 123 -399 15 -1 991
Presented in the statement of financial
position as:
–

Deferred tax liabilities
-343 -311
–

Deferred tax assets
1,596 1,303
1,253 991
Changes in deferred tax
2020
Net liability (-)
Net asset (+)
opening
balance
Change
through
equity
Change
through
net result
Exchange
rate
differences
Changes in
the composi-
tion of the
group and
other changes
Net liability (-)
Net asset (+)
ending balance
Financial assets at FVOCI -107 10 -10 0 -108
Investment properties -7 3 0 5 2
Financial assets and liabilities at FVPL 947 246 10 1,202
Depreciation -19 6 2 -10
Cash flow hedges -337 -23 0 -360
Pension and post-employment benefits 42 -8 -5 7 -0 36
Other provisions 6 -4 -7 0 -5
Loans and advances 490 -1 42 -15 0 517
Unused tax losses carried forward 61 7 -5 63
Other -156 62 16 -1 -5 -83
Total 920 40 301 -9 0 1,253
Presented in the statement of financial
position as:
–

deferred tax liabilities
-322 -343
–

deferred tax assets
1,242 1,596
920 1,253

Summary of deferred tax in connection with unused tax losses carried forward
Deferred tax in connection with unused tax losses carried forward
2021 2020
Total unused tax

losses carried forward
2,165 1,675
Unused tax losses carried forward not recognised as a deferred tax asset
819 903
Unused tax losses carried forward recognised as a deferred

tax asset
1,345 772
Average tax rate 22.3% 22.0%
Deferred tax asset 300 170

Summary of total unused tax losses carried forward analysed by expiry terms
Total unused tax losses

carried forward analysed by expiry terms
No deferred tax
asset recognised
Deferred tax
asset recognised
2021 2020 2021 2020
Within 1 year 1
More than 1 year but less than 5 years 3 4 642 57
More than 5 years but less than 10 years 9 92 8
More than 10 years but less than 20 years
Unlimited 808 806 704 707
819 903 1,345 772

Breakdown of certain net deferred tax asset positions by jurisdiction	Breakdown of certain net deferred tax asset positions by jurisdiction 2021 2020 Italy 86 Poland 265 France 66 28 Philippines 7 China 12 Czech 2 Hong Kong 1 United States of America 1 354 114
Summary of taxation by type
Taxation by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019
Current taxation 459 355 488 1,448 1,016 1,481 1,908 1,371 1,970
Deferred taxation 269 -72 -51 129 -230 -267 399 -301 -318
729 284 437 1,578 786 1,214 2,306 1,070 1,652

Reconciliation of weighted average statutory income tax rate to effective income tax rate
Reconciliation of the weighted average

statutory income tax rate to ING Group’s

effective income tax rate
in EUR million 2021 2020 2019
Result before tax from continuing operations 8,385 3,399 5,653
Weighted average statutory

tax rate
24.7% 25.2% 25.8%
Weighted average statutory

tax amount
2,074 856 1,459
Permanent differences affecting current tax
Participation exemption -68 -46 -49
Other income not subject to tax -32 -6 -76
Expenses not deductible for tax purposes 201 320 237
Current tax from previously unrecognised amounts 51 17 48
State and local taxes 64 44 72
Adjustments to prior periods -12 -85 16
Differences affecting deferred tax
Impact on deferred tax from change in tax

rates
9 -47 -57
Deferred tax benefit from previously unrecognised

amounts
-18 -6
Write-off/reversal of deferred

tax assets
37 24 2
Effective tax amount 2,306 1,070 1,652
Effective tax rate 27.5% 31.5% 29.2%

Summary of income tax related to other comprehensive income
Equity – Other comprehensive income
Income tax related to components of other comprehensive income in EUR million 2021 2020 2019
Unrealised revaluations financial assets at fair value through other comprehensive income and
other revaluations
17 -1 11
Realised gains/losses transferred to

the statement of profit or loss

(reclassifications from equity to profit or loss)
12 10 12
Changes in cash flow hedge reserve 233 -23 -199
Remeasurement of the net defined benefit asset/liability -54 -8 -14
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss
-8 -1 7
Exchange rate differences and other -77 62 7
Total income

tax related to components of other comprehensive income
123 40 -176